Shareholders' Deficit (Details) - Schedule of redemption period	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One [Member]
Shareholders' Deficit (Details) - Schedule of redemption period [Line Items]
Redemption period, description	1. The period beginning on the date of the issuance of shares of Series A Preferred Stock and ending on the date which is sixty days following the Issuance Date.
Redemption percentage	100.00%
Debt Instrument, Redemption, Period Two [Member]
Shareholders' Deficit (Details) - Schedule of redemption period [Line Items]
Redemption period, description	2. The period beginning on the date that is sixty-one days from the Issuance Date and ending ninety days following the Issuance Date.
Redemption percentage	107.00%
Debt Instrument, Redemption, Period Three [Member]
Shareholders' Deficit (Details) - Schedule of redemption period [Line Items]
Redemption period, description	3. The period beginning on the date that is ninety-one days from the Issuance Date and ending one hundred twenty days following the Issuance Date.
Redemption percentage	112.00%
Debt Instrument, Redemption, Period Four [Member]
Shareholders' Deficit (Details) - Schedule of redemption period [Line Items]
Redemption period, description	4. The period beginning on the date that is one hundred twenty-one days from the Issuance Date and ending one hundred fifty days following the Issuance Date.
Redemption percentage	117.00%
Debt Instrument, Redemption, Period Five [Member]
Shareholders' Deficit (Details) - Schedule of redemption period [Line Items]
Redemption period, description	5. The period beginning on the date that is one hundred fifty-one days from the Issuance Date and ending one hundred eighty days following the Issuance Date.
Redemption percentage	120.00%